CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Revenues	$ 30,135,295	$ 21,172,091	$ 16,094,892
Cost of revenues	(18,000,708)	(12,837,219)	(10,536,158)
Gross Profit	12,134,587	8,334,872	5,558,734
Operating expenses:
Selling expenses	1,654,629	789,444	632,859
General and administrative expenses	3,958,355	1,527,563	1,088,731
Research and development expenses	580,379	208,447	193,786
Total operating expenses	6,193,363	2,525,454	1,915,376
Income from operations	5,941,224	5,809,418	3,643,358
Other income (expenses):
Interest expense, net	(23,961)	(332,249)	(355,252)
Foreign exchange transaction gain (loss)	(381,773)	320,566	772,561
Other income (loss), net	(6,410)	91,226	29,584
Total other income (expense)	(412,144)	79,543	446,893
Income before income taxes	5,529,080	5,888,961	4,090,251
Provision for income taxes	925,372	943,197	606,810
Net income	4,603,708	4,945,764	3,483,441
Other comprehensive income:
Foreign currency translation gain (loss)	(1,762,729)	142,519	(225,822)
Comprehensive income	$ 2,840,979	$ 5,088,283	$ 3,257,619
Earnings Per share
Basic	$ 0.22	$ 0.33	$ 0.23
Diluted	$ 0.22	$ 0.33	$ 0.23
Weighted Average Shares Outstanding
Basic	20,800,670	15,000,000	15,000,000
Diluted	20,809,950	15,000,000	15,000,000
Dividends declared per share	$ 0.00	$ 0.18	$ 0.00